WARRANT LIBILITY (Schedule of Assumptions Used to Estimate Fair Value of Warrants Using the Monte Carlo Simulation) (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 16, 2013
Assumptions to estimate the fair value of warrants
Stock price (in dollars per share)		$ 1.70	$ 1.41	$ 4.27
Exercise price (in dollars per share)		$ 6.04	$ 6.04	$ 6.04
Annual dividend yield (as a percent)
Time to maturity	4 years	1 year 8 months 12 days	2 years 8 months 12 days
Risk-free interest rate (as a percent)	1.22%	0.93%	96.00%
Expected volatility (as a percent)	82.80%	67.20%	83.00%